Income Tax Expense - Schedule of Tax Losses (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Australian tax expense [Member]
Schedule of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	$ 102,687,407	$ 83,377,275	$ 45,242,455
Potential tax benefit	25,671,852	20,844,319	11,310,614
US tax expense [Member]
Schedule of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	13,930,988	7,571,756	2,141,003
Potential tax benefit	$ 3,831,022	$ 2,082,233	$ 588,776